Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 30.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	20,854	$208,126
Guggenheim Strategy Fund II1	8,100	202,255
Total Mutual Funds
(Cost $407,291)		410,381

	Face Amount
U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$154,000	153,995
Total U.S. Treasury Bills
(Cost $153,995)		153,995

REPURCHASE AGREEMENTS††,4 - 57.5%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	437,702	437,702
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	182,184	182,184
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	165,787	165,787
Total Repurchase Agreements
(Cost $785,673)		785,673
Total Investments - 98.9%
(Cost $1,346,959)		$1,350,049
Other Assets & Liabilities, net - 1.1%		15,218
Total Net Assets - 100.0%		$1,365,267

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	16	Oct 2020	$1,397,800	$12,813

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$410,381	$—	$—	$410,381
U.S. Treasury Bills	—	153,995	—	153,995
Repurchase Agreements	—	785,673	—	785,673
Commodity Futures Contracts**	12,813	—	—	12,813
Total Assets	$423,194	$939,668	$—	$1,362,862

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$817,677	$20,000	$(635,000)	$(4,450)	$4,028	$202,255	8,100	$4,975
Guggenheim Ultra Short Duration Fund — Institutional Class	823,023	10,000	(625,000)	(987)	1,090	208,126	20,854	4,609
	$1,640,700	$30,000	$(1,260,000)	$(5,437)	$5,118	$410,381		$9,584

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
MUTUAL FUNDS† - 52.1%
Guggenheim Strategy Fund III[1]	262,218	$6,573,798
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	399,544	3,987,445
Guggenheim Strategy Fund II1	139,811	3,491,087
Total Mutual Funds
(Cost $13,931,463)		14,052,330

	Face Amount
U.S. TREASURY BILLS†† - 11.6%
U.S. Treasury Bills
0.08% due 10/15/20[2,3]	$3,143,000	3,142,905
Total U.S. Treasury Bills
(Cost $3,142,896)		3,142,905

REPURCHASE AGREEMENTS††,4 - 34.2%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	5,134,870	5,134,870
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	2,137,276	2,137,276
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,944,921	1,944,921
Total Repurchase Agreements
(Cost $9,217,067)		9,217,067
Total Investments - 97.9%
(Cost $26,291,426)		$26,412,302
Other Assets & Liabilities, net - 2.1%		560,835
Total Net Assets - 100.0%		$26,973,137

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 3 Year Bond Futures Contracts	355	Dec 2020	$29,806,172	$53,698
Australian Government 10 Year Bond Futures Contracts	76	Dec 2020	8,103,365	33,796
U.S. Treasury 2 Year Note Futures Contracts	190	Dec 2020	41,978,125	10,441
Euro - 30 year Bond Futures Contracts	1	Dec 2020	261,201	9,483
U.S. Treasury 5 Year Note Futures Contracts	102	Dec 2020	12,852,000	6,415
Euro - OATS Futures Contracts††	27	Dec 2020	5,336,348	5,499
U.S. Treasury 10 Year Note Futures Contracts	101	Dec 2020	14,089,500	2,537
Euro - Bund Futures Contracts	4	Dec 2020	818,626	203
Canadian Government 10 Year Bond Futures Contracts	33	Dec 2020	3,763,369	89
Long Gilt Futures Contracts††	9	Dec 2020	1,580,673	51
Euro - Bobl Futures Contracts	3	Dec 2020	475,616	(192)
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2020	442,875	(4,871)
U.S. Treasury Long Bond Futures Contracts	12	Dec 2020	2,113,500	(11,029)
			$121,621,370	$106,120

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	131	Jun 2021	$1,885,352	$61,838
Soybean Futures Contracts	16	Nov 2020	817,600	31,951
Gold 100 oz. Futures Contracts	6	Dec 2020	1,134,900	20,705
NY Harbor ULSD Futures Contracts	15	Oct 2020	723,051	13,482
Gasoline RBOB Futures Contracts	13	Nov 2020	632,869	6,876
Sugar #11 Futures Contracts	8	Feb 2021	120,602	6,381
Brent Crude Futures Contracts	7	Oct 2020	294,560	4,456
Soybean Meal Futures Contracts	37	Mar 2021	1,251,710	3,016
Copper Futures Contracts	7	Dec 2020	529,112	2,777
Hard Red Winter Wheat Futures Contracts	1	Dec 2020	25,462	1,710
Wheat Futures Contracts	1	Dec 2020	28,900	1,360
Cattle Feeder Futures Contracts	2	Jan 2021	141,450	681

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Soybean Meal Futures Contracts	1	Dec 2020	$34,260	$157
Soybean Oil Futures Contracts	2	Dec 2020	39,804	50
Cotton #2 Futures Contracts	1	Dec 2020	32,915	(178)
Gasoline RBOB Futures Contracts	1	Oct 2020	49,371	(880)
Live Cattle Futures Contracts	18	Dec 2020	808,200	(1,093)
Cocoa Futures Contracts	1	Dec 2020	25,380	(1,178)
Platinum Futures Contracts	1	Jan 2021	45,085	(1,265)
LME Lead Futures Contracts	1	Nov 2020	45,379	(1,862)
LME Zinc Futures Contracts	4	Nov 2020	239,700	(2,107)
LME Nickel Futures Contracts	1	Nov 2020	87,008	(2,463)
Natural Gas Futures Contracts	37	Dec 2020	1,211,750	(23,864)
Silver Futures Contracts	2	Dec 2020	233,550	(33,576)
			$10,437,970	$86,974

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	43	Mar 2021	$1,236,250	$46,221
NASDAQ-100 Index Mini Futures Contracts	3	Dec 2020	684,150	27,241
MSCI Taiwan Stock Index Futures Contracts	18	Oct 2020	894,600	9,211
S&P 500 Index Mini Futures Contracts	4	Dec 2020	669,950	7,687
CBOE Volatility Index Futures Contracts	5	Dec 2020	153,750	2,624
Tokyo Stock Price Index Futures Contracts	1	Dec 2020	155,093	1,997
MSCI Emerging Markets Index Futures Contracts	4	Dec 2020	217,680	524
OMX Stockholm 30 Index Futures Contracts	1	Oct 2020	20,273	516
CBOE Volatility Index Futures Contracts	6	Jan 2021	178,500	(361)
Amsterdam Index Futures Contracts	1	Oct 2020	128,454	(1,053)
Euro STOXX 50 Index Futures Contracts	1	Dec 2020	37,321	(1,527)
CBOE Volatility Index Futures Contracts	15	Feb 2021	438,750	(1,824)
FTSE/JSE TOP 40 Index Futures Contracts††	3	Dec 2020	89,850	(2,470)
CAC 40 10 Euro Index Futures Contracts	3	Oct 2020	168,983	(7,198)
DAX Index Futures Contracts	1	Dec 2020	373,226	(13,114)
			$5,446,830	$68,474

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	27	Dec 2020	$3,202,200	$12,359
Australian Dollar Futures Contracts	22	Dec 2020	1,575,200	(11,042)
New Zealand Dollar Futures Contracts	31	Dec 2020	2,050,650	(15,677)
Canadian Dollar Futures Contracts	51	Dec 2020	3,830,610	(32,107)
Euro FX Futures Contracts	24	Dec 2020	3,522,300	(33,561)
British Pound Futures Contracts	31	Dec 2020	2,501,119	(58,713)
			$16,682,079	$(138,741)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	51	Dec 2020	$6,934,725	$76,391
British Pound Futures Contracts	2	Dec 2020	161,363	524
Mexican Peso Futures Contracts	5	Dec 2020	111,975	(1,533)
			$7,208,063	$75,382

Equity Futures Contracts Sold Short†
IBEX 35 Index Futures Contracts††	6	Oct 2020	$471,283	$12,983
CBOE Volatility Index Futures Contracts	12	Oct 2020	363,000	11,548
FTSE 100 Index Futures Contracts	5	Dec 2020	376,106	11,284
CAC 40 10 Euro Index Futures Contracts	4	Oct 2020	225,311	10,064
FTSE MIB Index Futures Contracts	1	Dec 2020	111,043	4,899
Euro STOXX 50 Index Futures Contracts	4	Dec 2020	149,284	3,238
SPI 200 Index Futures Contracts	2	Dec 2020	208,220	1,353
Amsterdam Index Futures Contracts	1	Oct 2020	128,454	890
Russell 2000 Index Mini Futures Contracts	1	Dec 2020	75,265	(58)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
HSCEI Index Futures Contracts††	2	Oct 2020	$122,496	$(554)
Hang Seng Index Futures Contracts††	2	Oct 2020	306,505	(709)
CBOE Volatility Index Futures Contracts	20	Nov 2020	652,000	(20,594)
			$3,188,967	$34,344

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	25	Dec 2020	$2,851,037	$1,557
Long Gilt Futures Contracts††	17	Dec 2020	2,985,716	735
Euro - BTP Italian Government Bond Futures Contracts††	14	Dec 2020	2,424,302	516
Euro - Bobl Futures Contracts	8	Dec 2020	1,268,309	(217)
Euro - Schatz Futures Contracts	79	Dec 2020	10,404,076	(2,028)
Euro - Bund Futures Contracts	29	Dec 2020	5,935,034	(17,709)
			$25,868,474	$(17,146)

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	8	Oct 2020	$203,120	$20,560
LME Nickel Futures Contracts	2	Nov 2020	174,015	4,873
Live Cattle Futures Contracts	25	Apr 2021	1,175,500	4,445
Coffee 'C' Futures Contracts	5	Dec 2020	207,844	3,778
LME Primary Aluminum Futures Contracts	5	Nov 2020	219,006	1,754
LME Lead Futures Contracts	2	Nov 2020	90,758	755
WTI Crude Futures Contracts	1	Oct 2020	39,970	637
Cocoa Futures Contracts	2	Dec 2020	50,760	268
Live Cattle Futures Contracts	4	Dec 2020	179,600	(492)
Natural Gas Futures Contracts	29	Nov 2020	906,250	(1,614)
Soybean Oil Futures Contracts	6	Dec 2020	119,412	(2,574)
NY Harbor ULSD Futures Contracts	7	Oct 2020	337,424	(3,012)
Oat Futures Contracts	5	Dec 2020	71,500	(3,753)
Brent Crude Futures Contracts	8	Dec 2020	343,520	(4,010)
Gasoline RBOB Futures Contracts	16	Dec 2020	778,378	(4,978)
Red Spring Wheat Futures Contracts	6	Dec 2020	161,700	(5,271)
Low Sulphur Gas Oil Futures Contracts	18	Nov 2020	607,950	(5,711)
Gasoline RBOB Futures Contracts	3	Oct 2020	148,113	(8,689)
Wheat Futures Contracts	7	Dec 2020	202,300	(10,046)
WTI Crude Futures Contracts	10	Dec 2020	405,400	(10,606)
NY Harbor ULSD Futures Contracts	22	Dec 2020	1,086,439	(10,968)
Lean Hogs Futures Contracts	6	Dec 2020	151,680	(12,868)
Hard Red Winter Wheat Futures Contracts	7	Dec 2020	178,238	(14,790)
Soybean Meal Futures Contracts	28	Dec 2020	959,280	(28,216)
Corn Futures Contracts	35	Dec 2020	663,250	(44,385)
Sugar #11 Futures Contracts	92	Feb 2021	1,386,918	(45,848)
			$10,848,325	$(180,761)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$14,052,330	$—	$—	$14,052,330
U.S. Treasury Bills	—	3,142,905	—	3,142,905
Repurchase Agreements	—	9,217,067	—	9,217,067
Commodity Futures Contracts**	192,510	—	—	192,510
Equity Futures Contracts**	139,297	12,983	—	152,280
Interest Rate Futures Contracts**	118,219	6,801	—	125,020
Currency Futures Contracts**	89,274	—	—	89,274
Total Assets	$14,591,630	$12,379,756	$—	$26,971,386

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$286,297	$—	$—	$286,297
Currency Futures Contracts**	152,633	—	—	152,633
Equity Futures Contracts**	45,729	3,733	—	49,462
Interest Rate Futures Contracts**	36,046	—	—	36,046
Total Liabilities	$520,705	$3,733	$—	$524,438

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:
Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,666,613	$9,755,620	$(10,850,000)	$(169,555)	$88,409	$3,491,087	139,811	$55,884
Guggenheim Strategy Fund III	9,534,979	115,877	(3,150,000)	(53,673)	126,615	6,573,798	262,218	116,348
Guggenheim Ultra Short Duration Fund — Institutional Class	7,222,483	8,365,247	(11,500,000)	(138,403)	38,118	3,987,445	399,544	65,584
	$21,424,075	$18,236,744	$(25,500,000)	$(361,631)	$253,142	$14,052,330		$237,816

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
COMMON STOCKS† - 33.4%
Consumer, Non-cyclical - 9.6%
Wright Medical Group N.V.*,1	32,556	$994,260
Aimmune Therapeutics, Inc.*	22,455	773,575
Momenta Pharmaceuticals, Inc.*	14,664	769,566
Livongo Health, Inc.*	4,492	629,104
Immunomedics, Inc.*	7,228	614,597
Craft Brew Alliance, Inc.*,1	31,601	521,417
Varian Medical Systems, Inc.*,1	2,729	469,388
Cellular Biomedicine Group, Inc.*	12,126	222,391
Total Consumer, Non-cyclical		4,994,298
Consumer, Cyclical - 6.1%
Tiffany & Co.[1]	12,569	1,456,119
Delphi Technologies plc*,1	55,678	930,380
BMC Stock Holdings, Inc.*	11,622	497,770
Hudson Ltd. — Class A*	40,312	306,371
Total Consumer, Cyclical		3,190,640
Financial - 5.6%
Willis Towers Watson plc[1]	5,948	1,242,061
National General Holdings Corp.[1]	23,428	790,695
Jernigan Capital, Inc. REIT	27,753	475,686
Taubman Centers, Inc. REIT	7,627	253,903
Genworth Financial, Inc. — Class A*	38,492	128,948
Dime Community Bancshares, Inc.	2,327	26,319
Total Financial		2,917,612
Communications - 5.1%
TD Ameritrade Holding Corp.[1]	17,058	667,821
E*TRADE Financial Corp.[1]	11,943	597,747
Acacia Communications, Inc.*,1	8,309	560,027
Cincinnati Bell, Inc.*,1	34,499	517,485
GCI Liberty, Inc. — Class A*	3,901	319,726
Total Communications		2,662,806
Technology - 2.9%
Maxim Integrated Products, Inc.[1]	9,302	628,908
Rosetta Stone, Inc.*	20,654	619,207
Virtusa Corp.*,1	6,128	301,252
Total Technology		1,549,367
Industrial - 2.6%
Advanced Disposal Services, Inc.*,1	24,036	726,608
Fitbit, Inc. — Class A*,1	86,358	601,052
Total Industrial		1,327,660
Energy - 1.5%
Vivint Solar, Inc.*	18,733	793,342
Total Common Stocks
(Cost $16,981,647)		17,435,725

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.	6,173	13,889
Lantheus Holdings, Inc.	42,000	–

Alexion Pharmaceuticals, Inc. †††	34,843	–
Total Rights
(Cost $14,198)		13,889

MUTUAL FUNDS† - 22.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	667,885	6,665,491
Guggenheim Strategy Fund II2	172,210	4,300,075
Guggenheim Strategy Fund III[2]	33,456	838,746
Total Mutual Funds
(Cost $11,727,169)		11,804,312

CLOSED-END FUNDS† - 8.9%
Invesco Dynamic Credit Opportunities Fund	15,785	145,381
Apollo Senior Floating Rate Fund, Inc.	11,287	144,699
Nuveen New Jersey Quality Municipal Income Fund	10,537	142,566
PGIM Global High Yield Fund, Inc.	10,715	141,974
Western Asset Inflation-Linked Opportunities & Income Fund	12,440	139,826
Morgan Stanley Emerging Markets Debt Fund, Inc.	16,453	138,041
Invesco Senior Income Trust	36,211	132,532
RMR Mortgage Trust	14,445	130,727
Nuveen Short Duration Credit Opportunities Fund	10,479	129,730
Royce Micro-Capital Trust, Inc.	16,897	129,600
CBRE Clarion Global Real Estate Income Fund	21,010	125,640
BlackRock Resources & Commodities Strategy Trust	20,167	119,994
Nuveen Real Asset Income and Growth Fund	9,602	115,800
General American Investors Company, Inc.	3,391	115,125
Lazard Global Total Return and Income Fund, Inc.	6,175	95,836
Tortoise Power and Energy Infrastructure Fund, Inc.	10,216	87,040
BlackRock California Municipal Income Trust	6,597	87,015
Gabelli Global Small and Mid Capital Value Trust	8,244	83,182
Nuveen Real Estate Income Fund	10,889	82,212
Miller/Howard High Dividend Fund	13,158	81,053
Voya Infrastructure Industrials and Materials Fund	7,231	68,767
Gabelli Healthcare & WellnessRx Trust	6,341	65,439
Clough Global Equity Fund	5,409	60,635
Nuveen Ohio Quality Municipal Income Fund	3,618	54,379
Franklin Universal Trust	7,572	51,641
Adams Diversified Equity Fund, Inc.	2,761	44,756
New Germany Fund, Inc.	2,641	44,580

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
CLOSED-END FUNDS† - 8.9% (continued)
European Equity Fund, Inc.	3,994	$37,779
Nuveen Senior Income Fund	7,808	37,713
Sprott Focus Trust, Inc.	5,554	33,046
Swiss Helvetia Fund, Inc.	3,638	30,123
Neuberger Berman California Municipal Fund, Inc.	2,051	26,540
Aberdeen Japan Equity Fund, Inc.	2,977	24,635
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	3,139	24,108
Neuberger Berman New York Municipal Fund, Inc.	2,018	23,490
Korea Fund, Inc.	624	18,502
Nuveen Credit Strategies Income Fund	2,036	12,033
Herzfeld Caribbean Basin Fund, Inc.	3,336	11,976
Voya International High Dividend Equity Income Fund	2,386	10,570
BlackRock New York Municipal Income Trust II	752	10,227
Nuveen California Municipal Value Fund 2	652	10,197
Nuveen Floating Rate Income Opportunity Fund	1,229	10,078
Credit Suisse Asset Management Income Fund, Inc.	3,364	9,890
AllianceBernstein National Municipal Income Fund, Inc.	708	9,870
Pioneer Floating Rate Trust	976	9,858
BNY Mellon Municipal Income, Inc.	1,140	9,838
New Ireland Fund, Inc.	1,164	9,789
BlackRock Credit Allocation Income Trust	688	9,783
Eaton Vance Municipal Income Trust	763	9,774
BlackRock MuniYield New Jersey Fund, Inc.	708	9,763
BlackRock MuniHoldings Quality Fund, Inc.	758	9,763
BlackRock Municipal 2030 Target Term Trust	390	9,746
Nuveen AMT-Free Quality Municipal Income Fund	679	9,737
Federated Hermes Premier Municipal Income Fund	682	9,732
BlackRock MuniHoldings California Quality Fund, Inc.	696	9,730
Invesco California Value Municipal Income Trust	778	9,717
MFS Intermediate High Income Fund	4,168	9,711
Nuveen Quality Municipal Income Fund	668	9,699
BlackRock Municipal Income Quality Trust	681	9,697
Eaton Vance Municipal Bond Fund	736	9,693
Nuveen Michigan Quality Municipal Income Fund	683	9,685
BlackRock MuniEnhanced Fund, Inc.	857	9,684
Credit Suisse High Yield Bond Fund	4,587	9,679
DTF Tax-Free Income, Inc.	669	9,660
Cohen & Steers REIT and Preferred and Income Fund, Inc.	478	9,651
BlackRock MuniYield Quality Fund III, Inc.	717	9,637
Delaware Investments Colorado Municipal Income Fund, Inc.	693	9,633
BlackRock MuniHoldings Quality Fund II, Inc.	756	9,631
Invesco Quality Municipal Income Trust	779	9,628
BlackRock MuniHoldings Investment Quality Fund	718	9,628
BlackRock MuniYield Investment Fund	720	9,626
Eaton Vance Senior Income Trust	1,639	9,621
MFS Municipal Income Trust	1,496	9,619
BlackRock MuniYield Michigan Quality Fund, Inc.	686	9,618
Nuveen AMT-Free Municipal Credit Income Fund	614	9,615
BlackRock MuniYield Quality Fund II, Inc.	735	9,614
DWS Strategic Municipal Income Trust	886	9,613
BlackRock MuniHoldings Fund II, Inc.	655	9,609
BlackRock Municipal Income Investment Trust	741	9,603
Nuveen Floating Rate Income Fund	1,154	9,590
Nuveen AMT-Free Municipal Value Fund	600	9,588
Pioneer Municipal High Income Advantage Trust	878	9,588
Tekla Life Sciences Investors	545	9,581
Nuveen Maryland Quality Municipal Income Fund	728	9,581
Nuveen California AMT-Free Quality Municipal Income Fund	627	9,574
BlackRock MuniVest Fund, Inc.	1,103	9,574
Western Asset Municipal High Income Fund, Inc.	1,283	9,558
Western Asset Intermediate Muni Fund, Inc.	1,055	9,558
John Hancock Income Securities Trust	631	9,557
Invesco Advantage Municipal Income Trust II	884	9,556
Nuveen California Quality Municipal Income Fund	656	9,551
Source Capital, Inc.	259	9,544

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
CLOSED-END FUNDS† - 8.9% (continued)
BlackRock Debt Strategies Fund, Inc.	960	$9,542
BlackRock MuniYield Pennsylvania Quality Fund	686	9,542
Western Asset Municipal Partners Fund, Inc.	664	9,542
BlackRock Maryland Municipal Bond Trust	682	9,539
Nuveen Municipal Credit Income Fund	649	9,534
Invesco Value Municipal Income Trust	648	9,532
BlackRock Strategic Municipal Trust	715	9,531
Eaton Vance California Municipal Income Trust	716	9,523
Voya Prime Rate Trust	2,159	9,521
BlackRock MuniVest Fund II, Inc.	683	9,521
Ivy High Income Opportunities Fund	800	9,520
Gabelli Global Utility & Income Trust	591	9,515
BlackRock Muni Intermediate Duration Fund, Inc.	678	9,512
Pioneer Municipal High Income Trust	821	9,507
BlackRock Municipal Bond Trust	625	9,500
Western Asset Managed Municipals Fund, Inc.	779	9,496
DWS Municipal Income Trust	857	9,496
Nuveen New Jersey Municipal Value Fund	688	9,494
Invesco Municipal Opportunity Trust	776	9,483
First Trust High Income Long/Short Fund	681	9,480
Delaware Investments Minnesota Municipal Income Fund II, Inc.	729	9,477
MFS High Yield Municipal Trust	2,256	9,475
Eaton Vance California Municipal Bond Fund	834	9,474
BlackRock New York Municipal Income Trust	698	9,465
Eaton Vance New York Municipal Bond Fund	802	9,464
BlackRock MuniYield California Quality Fund, Inc.	659	9,463
MFS Investment Grade Municipal Trust	1,007	9,456
Eaton Vance Senior Floating-Rate Trust	813	9,455
Nuveen Georgia Quality Municipal Income Fund	775	9,455
Nuveen New York AMT-Free Quality Municipal Income Fund	735	9,452
Nuveen Pennsylvania Quality Municipal Income Fund	703	9,448
BlackRock MuniHoldings Fund, Inc.	621	9,445
MFS High Income Municipal Trust	2,001	9,445
Invesco Trust for Investment Grade Municipals	760	9,439
Delaware Investments National Municipal Income Fund	764	9,427
Neuberger Berman High Yield Strategies Fund, Inc.	850	9,427
BlackRock Floating Rate Income Trust	839	9,422
Invesco Trust for Investment Grade New York Municipals	761	9,421
BlackRock Multi-Sector Income Trust	597	9,421
PGIM High Yield Bond Fund, Inc.	682	9,418
BlackRock MuniYield California Fund, Inc.	680	9,418
BNY Mellon High Yield Strategies Fund	3,473	9,412
Voya Asia Pacific High Dividend Equity Income Fund	1,188	9,409
Eaton Vance Floating-Rate Income Trust	792	9,409
Eaton Vance New York Municipal Income Trust	735	9,408
Tekla Healthcare Opportunities Fund	520	9,407
BlackRock Limited Duration Income Trust	639	9,400
BlackRock MuniHoldings New York Quality Fund, Inc.	698	9,395
John Hancock Tax-Advantaged Dividend Income Fund	492	9,392
Templeton Emerging Markets Fund/United States	611	9,391
BlackRock MuniYield Fund, Inc.	699	9,381
Eaton Vance Floating-Rate Income Plus Fund	669	9,379
Western Asset High Income Opportunity Fund, Inc.	1,914	9,378
Voya Emerging Markets High Income Dividend Equity Fund	1,418	9,373
BlackRock Floating Rate Income Strategies Fund, Inc.	815	9,373
First Trust Senior Floating Rate Income Fund II	854	9,368
Invesco Municipal Trust	780	9,368
Invesco Pennsylvania Value Municipal Income Trust	764	9,367
Tekla Healthcare Investors	454	9,361
BlackRock Municipal Income Investment Quality Trust	662	9,354
Nuveen New York Quality Municipal Income Fund	684	9,350
BlackRock New York Municipal Income Quality Trust	715	9,345
Cohen & Steers Quality Income Realty Fund, Inc.	840	9,332
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,278	9,317

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Value
CLOSED-END FUNDS† - 8.9% (continued)
Virtus Total Return Fund, Inc.	1,189	$9,310
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	685	9,309
Aberdeen Total Dynamic Dividend Fund	1,171	9,298
Wells Fargo Income Opportunities Fund	1,273	9,293
Liberty All-Star Equity Fund	1,546	9,291
Calamos Dynamic Convertible & Income Fund	406	9,289
Invesco High Income Trust II	757	9,281
Western Asset High Income Fund II, Inc.	1,450	9,280
Franklin Limited Duration Income Trust	1,087	9,272
AllianceBernstein Global High Income Fund, Inc.	882	9,270
BlackRock MuniYield New York Quality Fund, Inc.	729	9,258
Gabelli Convertible and Income Securities Fund, Inc.	1,712	9,245
Eaton Vance Tax-Advantaged Dividend Income Fund	469	9,239
Western Asset Premier Bond Fund	715	9,238
Nuveen Core Equity Alpha Fund	719	9,203
Western Asset Global Corporate Defined Opportunity Fund, Inc.	554	9,174
Nuveen Global High Income Fund	678	9,173
John Hancock Investors Trust	579	9,166
Aberdeen Global Dynamic Dividend Fund	994	9,155
MFS Multimarket Income Trust	1,628	9,149
Western Asset High Yield Defined Opportunity Fund, Inc.	652	9,148
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,464	9,141
Wells Fargo Multi-Sector Income Fund	850	9,138
Tri-Continental Corp.	352	9,127
Nuveen Tax-Advantaged Dividend Growth Fund	698	9,123
Gabelli Dividend & Income Trust	496	9,102
Western Asset Emerging Markets Debt Fund, Inc.	737	9,080
Western Asset Inflation - Linked Securities & Income Fund	745	9,074
Aberdeen Global Premier Properties Fund	1,965	9,059
AllianzGI Convertible & Income Fund II	2,204	9,058
Royce Global Value Trust, Inc.	737	9,050
First Trust Dynamic Europe Equity Income Fund	900	9,045
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	435	9,044
Delaware Investments Dividend & Income Fund, Inc.	1,119	9,030
First Trust Aberdeen Global Opportunity Income Fund	943	9,025
Eaton Vance Tax-Advantaged Global Dividend Income Fund	606	9,011
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,765	8,984
AllianzGI Convertible & Income Fund	1,960	8,977
Calamos Convertible Opportunities and Income Fund	815	8,973
AllianzGI Diversified Income & Convertible Fund	354	8,970
Eaton Vance Tax-Managed Buy-Wr	1,001	8,969
Ellsworth Growth and Income Fund Ltd.	776	8,963
Calamos Convertible and High Income Fund	768	8,963
GAMCO Global Gold Natural Resources & Income Trust	2,627	8,958
Bancroft Fund Ltd.	359	8,921
Nuveen Tax-Advantaged Total Return Strategy Fund	1,111	8,899
LMP Capital and Income Fund, Inc.	872	8,894
Wells Fargo Global Dividend Opportunity Fund	2,098	8,875
Virtus Global Multi-Sector Income Fund	823	8,872
Aberdeen Australia Equity Fund, Inc.	1,989	8,871
First Trust Aberdeen Emerging Opportunity Fund	734	8,841
Royce Value Trust, Inc.	699	8,835
Duff & Phelps Utility and Infrastructure Fund, Inc.	855	8,824
First Trust Specialty Finance and Financial Opportunities Fund	3,538	8,102
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	548	6,308
Total Closed-End Funds
(Cost $4,635,100)		4,662,944

Face Amount
U.S. TREASURY BILLS†† - 9.6%

U.S. Treasury Bills
0.16% due 10/01/20[3,4]	$2,900,000	2,900,000

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Face Amount	Value
U.S. TREASURY BILLS†† - 9.6% (continued)
0.08% due 10/15/20[4,5]	$2,087,000	$2,086,937
Total U.S. Treasury Bills
(Cost $4,986,931)		4,986,937

REPURCHASE AGREEMENTS††,6 - 17.7%
J.P. Morgan Securities LLC issued 09/30/20 at 0.06% due 10/01/20	5,140,212	5,140,212
BofA Securities, Inc. issued 09/30/20 at 0.06% due 10/01/20	2,139,499	2,139,499
Barclays Capital, Inc. issued 09/30/20 at 0.06% due 10/01/20	1,946,945	1,946,945
Total Repurchase Agreements
(Cost $9,226,656)		9,226,656
Total Investments - 92.3%
(Cost $47,571,701)		$48,130,463

COMMON STOCKS SOLD SHORT† - (12.3)%
Communications - (0.6)%
Liberty Broadband Corp. — Class C*	2,263	(323,315)
Industrial - (1.0)%
Builders FirstSource, Inc.*	15,254	(497,585)
Consumer, Non-cyclical - (1.1)%
Teladoc Health, Inc.*	2,659	(582,959)
Technology - (1.3)%
Analog Devices, Inc.	5,860	(684,096)
Energy - (1.5)%
Sunrun, Inc.*	10,303	(794,052)
Consumer, Cyclical - (1.8)%
BorgWarner, Inc.	23,981	(929,024)
Financial - (5.0)%
Bridge Bancorp, Inc.	1,529	(26,650)
Morgan Stanley	12,459	(602,393)
Charles Schwab Corp.	18,486	(669,748)
Aon plc — Class A	6,424	(1,325,271)
Total Financial		(2,624,062)
Total Common Stocks Sold Short
(Proceeds $5,729,906)		(6,435,093)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.6)%
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	2	(114)
iShares Preferred & Income Securities ETF	13	(474)
iShares Latin America 40 ETF	125	(2,632)
SPDR Gold Shares — Class D*	18	(3,188)
VanEck Vectors High Yield Muni ETF	104	(6,219)

iShares MSCI All Country Asia ex Japan ETF	109	(8,412)
SPDR S&P Biotech ETF	79	(8,803)
iShares MSCI Emerging Markets ETF	200	(8,818)
iShares Agency Bond ETF	87	(10,534)
iShares iBoxx $ Investment Grade Corporate Bond ETF	117	(15,761)
iShares Core High Dividend ETF	236	(18,993)
Utilities Select Sector SPDR Fund	341	(20,249)
VanEck Vectors Gold Miners ETF	628	(24,592)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	622	(31,019)
Energy Select Sector SPDR Fund	1,263	(37,827)
SPDR Bloomberg Barclays Convertible Securities ETF	889	(61,243)
Health Care Select Sector SPDR Fund	621	(65,503)
iShares 7-10 Year Treasury Bond ETF	592	(72,117)
iShares Russell 1000 Growth ETF	381	(82,635)
iShares TIPS Bond ETF	739	(93,484)
iShares JP Morgan USD Emerging Markets Bond ETF	920	(102,019)
iShares Mortgage Real Estate ETF	4,699	(121,046)
iShares Core U.S. Aggregate Bond ETF	1,209	(142,735)
iShares Russell 1000 Value ETF	1,524	(180,030)
iShares Floating Rate Bond ETF	4,008	(203,286)
SPDR S&P 500 ETF Trust	748	(250,498)
iShares Russell 2000 Index ETF	2,155	(322,797)
iShares iBoxx High Yield Corporate Bond ETF	4,537	(380,654)
iShares U.S. Real Estate ETF	6,290	(502,194)
iShares MSCI EAFE ETF	10,205	(649,548)
Invesco Senior Loan ETF	32,621	(709,181)
iShares National Muni Bond ETF	7,624	(883,850)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,077,551)		(5,020,455)
Total Securities Sold Short - (21.9)%
(Proceeds $10,807,457)		$(11,455,548)
Other Assets & Liabilities, net - 29.6%		15,406,306
Total Net Assets - 100.0%		$52,081,221

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Euro - 30 year Bond Futures Contracts	3	Dec 2020	$783,603	$28,308

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
Long Gilt Futures Contracts††	16	Dec 2020	$2,810,086	$21,122
Canadian Government 10 Year Bond Futures Contracts	29	Dec 2020	3,307,203	13,000
U.S. Treasury Ultra Long Bond Futures Contracts	3	Dec 2020	664,313	8,370
U.S. Treasury 10 Year Note Futures Contracts	74	Dec 2020	10,323,000	7,456
U.S. Treasury Long Bond Futures Contracts	7	Dec 2020	1,232,875	6,025
Australian Government 10 Year Bond Futures Contracts	15	Dec 2020	1,599,348	3,194
Euro - OATS Futures Contracts††	16	Dec 2020	3,162,280	(2,845)
			$23,882,708	$84,630

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	49	Mar 2021	$1,408,750	$28,503
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2020	456,100	19,004
S&P 500 Index Mini Futures Contracts	3	Dec 2020	502,463	15,171
CBOE Volatility Index Futures Contracts	6	Dec 2020	184,500	2,941
OMX Stockholm 30 Index Futures Contracts	3	Oct 2020	60,819	856
CBOE Volatility Index Futures Contracts	7	Jan 2021	208,250	(967)
CBOE Volatility Index Futures Contracts	17	Feb 2021	497,250	(3,077)
			$3,318,132	$62,431

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	159	Jun 2021	$2,288,328	$55,419
Soybean Futures Contracts	27	Nov 2020	1,379,700	30,149
Copper Futures Contracts	9	Dec 2020	680,288	10,884
Gasoline RBOB Futures Contracts	17	Nov 2020	827,597	6,731
NY Harbor ULSD Futures Contracts	10	Oct 2020	482,034	6,123
Soybean Meal Futures Contracts	45	Mar 2021	1,522,350	5,320
Gold 100 oz. Futures Contracts	7	Dec 2020	1,324,050	2,387
Wheat Futures Contracts	1	Dec 2020	28,900	1,447
Live Cattle Futures Contracts	18	Dec 2020	808,200	(2,461)
LME Zinc Futures Contracts	5	Nov 2020	299,625	(2,634)
LME Nickel Futures Contracts	5	Nov 2020	435,038	(13,271)
Natural Gas Futures Contracts	45	Dec 2020	1,473,750	(24,865)
Silver Futures Contracts	2	Dec 2020	233,550	(38,326)
			$11,783,410	$36,903

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	48	Dec 2020	$5,692,800	$33,700
New Zealand Dollar Futures Contracts	42	Dec 2020	2,778,300	(6,835)
Euro FX Futures Contracts	34	Dec 2020	4,989,925	(45,942)
Canadian Dollar Futures Contracts	111	Dec 2020	8,337,210	(59,999)
British Pound Futures Contracts	96	Dec 2020	7,745,400	(69,201)
			$29,543,635	$(148,277)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	138	Dec 2020	18,764,550	182,584
Australian Dollar Futures Contracts	12	Dec 2020	859,200	10,279
			$19,623,750	$192,863

Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts	10	Oct 2020	$563,277	$22,551
IBEX 35 Index Futures Contracts††	7	Oct 2020	549,830	19,329
CBOE Volatility Index Futures Contracts	14	Oct 2020	$423,500	$17,063
FTSE 100 Index Futures Contracts	7	Dec 2020	526,549	14,426
FTSE MIB Index Futures Contracts	4	Dec 2020	444,171	13,463
Euro STOXX 50 Index Futures Contracts	11	Dec 2020	410,532	9,914
Amsterdam Index Futures Contracts	4	Oct 2020	513,817	4,711
SPI 200 Index Futures Contracts	5	Dec 2020	520,550	4,084

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
S&P/TSX 60 IX Index Futures Contracts	2	Dec 2020	$288,927	$2,232
Russell 2000 Index Mini Futures Contracts	3	Dec 2020	225,795	(173)
Hang Seng Index Futures Contracts††	4	Oct 2020	613,010	(1,417)
CBOE Volatility Index Futures Contracts	23	Nov 2020	749,800	(9,927)
			$5,829,758	$96,256

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	9	Dec 2020	$1,841,907	$193
Euro - BTP Italian Government Bond Futures Contracts	4	Dec 2020	692,658	(318)
			$2,534,565	$(125)

Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	15	Oct 2020	$380,850	$30,532
Coffee 'C' Futures Contracts	12	Dec 2020	498,825	17,969
Live Cattle Futures Contracts	31	Apr 2021	1,457,620	5,270
LME Lead Futures Contracts	6	Nov 2020	272,273	4,303
Soybean Oil Futures Contracts	7	Dec 2020	139,314	3,003
Brent Crude Futures Contracts	5	Oct 2020	210,400	472
Cattle Feeder Futures Contracts	2	Jan 2021	141,450	(6)
Cocoa Futures Contracts	1	Dec 2020	25,380	(639)
LME Primary Aluminum Futures Contracts	3	Nov 2020	131,404	(1,813)
Natural Gas Futures Contracts	35	Nov 2020	1,093,750	(2,079)
Brent Crude Futures Contracts	10	Dec 2020	429,400	(4,915)
Soybean Meal Futures Contracts	29	Dec 2020	993,540	(4,977)
Gasoline RBOB Futures Contracts	19	Dec 2020	924,323	(5,093)
Low Sulphur Gas Oil Futures Contracts	15	Nov 2020	506,625	(7,475)
WTI Crude Futures Contracts	9	Oct 2020	359,730	(8,105)
WTI Crude Futures Contracts	12	Dec 2020	486,480	(9,391)
NY Harbor ULSD Futures Contracts	27	Dec 2020	1,333,357	(12,956)
Corn Futures Contracts	18	Dec 2020	341,100	(14,915)
Lean Hogs Futures Contracts	11	Dec 2020	278,080	(17,474)
Gasoline RBOB Futures Contracts	7	Oct 2020	345,597	(20,274)
Hard Red Winter Wheat Futures Contracts	19	Dec 2020	483,788	(43,929)
Sugar #11 Futures Contracts	118	Feb 2021	1,778,874	(46,222)
			$12,612,160	$(138,714)

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$3,954,820	$249,045

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements †† (continued)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$3,962,186	$148,565
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	7,809,971	49,797
Goldman Sachs International	GS Long/Short Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,809,971	28,711
					$23,536,948	$476,118
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$4,761,333	$(136,315)
Goldman Sachs International	GS Long/Short Equity Custom Basket	(0.11%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	4,634,352	(131,949)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	(0.11%) (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	3,729,266	64,225
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	(0.21%) (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	3,729,266	64,834
					$16,854,217	$(139,205)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	3,702	5.82%	$122,975
Innovative Industrial Properties, Inc.	2,166	6.80%	85,437
Invitation Homes, Inc.	6,781	4.80%	37,818
Sun Communities, Inc.	1,295	4.60%	37,501
Equity LifeStyle Properties, Inc.	2,609	4.04%	29,181
Terreno Realty Corp.	2,891	4.00%	29,000
AGNC Investment Corp.	15,438	5.43%	17,398
Healthcare Trust of America, Inc. — Class A	6,711	4.41%	10,609
American Homes 4 Rent — Class A	6,823	4.91%	7,432
National Storage Affiliates Trust	4,739	3.92%	1,963
NETSTREIT Corp.	3,394	1.57%	1,799
Iron Mountain, Inc.	5,919	4.01%	1,772
Healthpeak Properties, Inc.	4,802	3.30%	1,062
Crown Castle International Corp.	457	1.92%	135
CyrusOne, Inc.	1,101	1.95%	(711)
Sunstone Hotel Investors, Inc.	9,028	1.81%	(1,745)
Regency Centers Corp.	1,741	1.67%	(3,084)
Cousins Properties, Inc.	5,285	3.82%	(3,418)
MGM Growth Properties LLC — Class A	5,232	3.70%	(3,658)
Ventas, Inc.	3,728	3.96%	(6,071)
Weingarten Realty Investors	4,573	1.96%	(6,975)
Americold Realty Trust	4,114	3.72%	(8,191)
Corporate Office Properties Trust	6,201	3.72%	(15,755)
Columbia Property Trust, Inc.	12,935	3.57%	(19,367)
Sabra Health Care REIT, Inc.	10,802	3.77%	(23,260)
Highwoods Properties, Inc.	3,732	3.17%	(29,908)
Total Financial			261,939
Consumer, Cyclical
Wyndham Hotels & Resorts, Inc.	1,483	1.89%	(3,118)
Wynn Resorts Ltd.	969	1.76%	(9,776)
Total Consumer, Cyclical			(12,894)
Total MS Equity Market Neutral Long Custom Basket			$249,045

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Kimco Realty Corp.	12,527	(3.77)%	69,707
RLJ Lodging Trust	11,631	(2.70)%	44,441
Kilroy Realty Corp.	2,986	(4.16)%	15,670
Paramount Group, Inc.	25,382	(4.82)%	14,855
UDR, Inc.	2,790	(2.44)%	11,752
Vornado Realty Trust	4,400	(3.98)%	11,620
Park Hotels & Resorts, Inc.	9,805	(2.63)%	7,189
National Retail Properties, Inc.	3,146	(2.91)%	6,108
Hersha Hospitality Trust	13,813	(2.05)%	4,451
Monmouth Real Estate Investment Corp.	13,829	(5.14)%	3,808
Brandywine Realty Trust	14,527	(4.03)%	1,037
AvalonBay Communities, Inc.	1,338	(5.36)%	571
Industrial Logistics Properties Trust	3,730	(2.19)%	482
Digital Realty Trust, Inc.	526	(2.07)%	(281)
Essential Properties Realty Trust, Inc.	4,197	(2.06)%	(735)
Global Net Lease, Inc.	7,491	(3.19)%	(3,268)
Welltower, Inc.	1,305	(1.93)%	(4,253)
Public Storage	713	(4.26)%	(4,814)
Hudson Pacific Properties, Inc.	7,252	(4.26)%	(4,995)
Brixmor Property Group, Inc.	9,430	(2.96)%	(5,991)
STAG Industrial, Inc.	5,315	(4.35)%	(6,309)
Physicians Realty Trust	9,759	(4.69)%	(9,682)
Kennedy-Wilson Holdings, Inc.	11,235	(4.37)%	(12,532)
CBRE Group, Inc. — Class A	2,813	(3.54)%	(12,864)
Pebblebrook Hotel Trust	7,646	(2.57)%	(15,147)
Four Corners Property Trust, Inc.	3,395	(2.33)%	(24,864)
STORE Capital Corp.	8,498	(6.25)%	(51,070)
Total Financial			34,886
Consumer, Cyclical
Hilton Worldwide Holdings, Inc.	857	(1.96)%	3,749
Exchange Traded Funds
Vanguard Real Estate ETF	1,431	(3.03)%	26,199
Total MS Equity Market Neutral Short Custom Basket			$64,834

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Safehold, Inc.	3,702	5.81%	$122,876
Innovative Industrial Properties, Inc.	2,166	6.78%	87,551
Invitation Homes, Inc.	6,781	4.79%	20,703
AGNC Investment Corp.	15,438	5.42%	17,592
Terreno Realty Corp.	2,891	4.00%	16,285
Sun Communities, Inc.	1,295	4.60%	11,123
Healthcare Trust of America, Inc. — Class A	6,711	4.40%	9,706
American Homes 4 Rent — Class A	6,823	4.90%	7,329
Iron Mountain, Inc.	5,919	4.00%	1,822
NETSTREIT Corp.	3,797	1.75%	1,553
National Storage Affiliates Trust	4,739	3.91%	1,367
Crown Castle International Corp.	457	1.92%	127
CyrusOne, Inc.	1,101	1.95%	(743)
Equity LifeStyle Properties, Inc.	2,609	4.04%	(1,194)
Sunstone Hotel Investors, Inc.	9,028	1.81%	(1,769)
Regency Centers Corp.	1,741	1.67%	(3,109)
Cousins Properties, Inc.	5,285	3.81%	(3,120)
MGM Growth Properties LLC — Class A	5,232	3.69%	(3,809)
Ventas, Inc.	3,728	3.95%	(6,402)
Weingarten Realty Investors	4,573	1.96%	(6,954)
Americold Realty Trust	4,114	3.71%	(8,130)
Healthpeak Properties, Inc.	4,802	3.29%	(12,752)
Corporate Office Properties Trust	6,201	3.71%	(15,678)
Columbia Property Trust, Inc.	12,935	3.56%	(19,157)
Sabra Health Care REIT, Inc.	10,802	3.76%	(23,814)
Highwoods Properties, Inc.	3,732	3.16%	(30,007)
Total Financial			161,396
Consumer, Cyclical
Wyndham Hotels & Resorts, Inc.	1,483	1.89%	(3,068)
Wynn Resorts Ltd.	969	1.76%	(9,763)
Total Consumer, Cyclical			(12,831)
Total GS Equity Market Neutral Long Custom Basket			$148,565

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Kimco Realty Corp.	12,527	(3.77)%	69,263
RLJ Lodging Trust	11,631	(2.70)%	43,913
Kilroy Realty Corp.	2,986	(4.16)%	15,304
Paramount Group, Inc.	25,382	(4.82)%	14,772
UDR, Inc.	2,790	(2.44)%	11,765
Vornado Realty Trust	4,400	(3.98)%	11,672
Park Hotels & Resorts, Inc.	9,805	(2.63)%	7,204
National Retail Properties, Inc.	3,146	(2.91)%	6,043
Hersha Hospitality Trust	13,813	(2.05)%	4,543
Monmouth Real Estate Investment Corp.	13,829	(5.14)%	3,886
Industrial Logistics Properties Trust	3,730	(2.19)%	518
AvalonBay Communities, Inc.	1,338	(5.36)%	460
Brandywine Realty Trust	14,527	(4.03)%	258
Digital Realty Trust, Inc.	526	(2.07)%	(277)
Essential Properties Realty Trust, Inc.	4,197	(2.06)%	(744)
Global Net Lease, Inc.	7,491	(3.19)%	(3,318)
Welltower, Inc.	1,305	(1.93)%	(4,003)
Public Storage	713	(4.26)%	(4,224)
Hudson Pacific Properties, Inc.	7,252	(4.26)%	(4,789)
Brixmor Property Group, Inc.	9,430	(2.96)%	(6,009)
STAG Industrial, Inc.	5,315	(4.35)%	(6,337)
Physicians Realty Trust	9,759	(4.69)%	(9,813)
Kennedy-Wilson Holdings, Inc.	11,235	(4.37)%	(12,605)
CBRE Group, Inc. — Class A	2,813	(3.54)%	(12,847)
Pebblebrook Hotel Trust	7,646	(2.57)%	(14,858)
Four Corners Property Trust, Inc.	3,395	(2.33)%	(24,618)
STORE Capital Corp.	8,498	(6.25)%	(50,887)
Total Financial			34,272
Exchange Traded Funds
Vanguard Real Estate ETF	1,431	(3.03)%	26,234
Consumer, Cyclical
Hilton Worldwide Holdings, Inc.	857	(1.96)%	3,719
Total GS Equity Market Neutral Short Custom Basket			$64,225

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Waddell & Reed Financial, Inc. — Class A	1,568	0.28%	$3,382
CBRE Group, Inc. — Class A	725	0.44%	2,186
Synchrony Financial	771	0.26%	1,106
PNC Financial Services Group, Inc.	179	0.25%	845
Western Union Co.	2,130	0.58%	465
Aflac, Inc.	796	0.37%	145
Berkshire Hathaway, Inc. — Class B	149	0.41%	71
JPMorgan Chase & Co.	270	0.33%	(280)
Ameriprise Financial, Inc.	191	0.38%	(613)
Bank of America Corp.	794	0.24%	(1,698)
M&T Bank Corp.	167	0.20%	(2,091)
Hartford Financial Services Group, Inc.	1,017	0.48%	(2,922)
Travelers Companies, Inc.	400	0.55%	(3,571)
Allstate Corp.	1,004	1.21%	(4,252)
MetLife, Inc.	2,542	1.21%	(5,038)
Kennedy-Wilson Holdings, Inc.	2,594	0.48%	(6,400)
Piedmont Office Realty Trust, Inc. — Class A	3,069	0.53%	(8,412)
Boston Properties, Inc.	747	0.77%	(11,560)
Highwoods Properties, Inc.	1,807	0.78%	(12,082)
Equity Residential	1,538	1.01%	(14,748)
Total Financial			(65,467)
Industrial
Caterpillar, Inc.	558	1.07%	13,793
Snap-on, Inc.	460	0.87%	10,130
Owens Corning	403	0.36%	7,696
TE Connectivity Ltd.	637	0.80%	6,457
Westrock Co.	557	0.25%	5,363
Regal Beloit Corp.	290	0.35%	5,313
AGCO Corp.	644	0.61%	3,659
Timken Co.	590	0.41%	3,419
Schneider National, Inc. — Class B	929	0.29%	3,373
Lincoln Electric Holdings, Inc.	451	0.53%	3,119
Garmin Ltd.	322	0.39%	3,036
Eaton Corporation plc	259	0.34%	2,283
Illinois Tool Works, Inc.	193	0.48%	1,753
A O Smith Corp.	353	0.24%	1,476
Arrow Electronics, Inc.	238	0.24%	1,446
Hubbell, Inc.	607	1.06%	793
Acuity Brands, Inc.	244	0.32%	664
Agilent Technologies, Inc.	193	0.25%	539
Lennox International, Inc.	72	0.25%	453
Waters Corp.	263	0.66%	374
Allegion plc	196	0.25%	282
Trane Technologies plc	159	0.25%	49
Pentair plc	437	0.26%	(15)
Dover Corp.	187	0.26%	(43)
Lockheed Martin Corp.	80	0.39%	(87)
Energizer Holdings, Inc.	641	0.32%	(265)
Vishay Intertechnology, Inc.	2,986	0.60%	(536)
ITT, Inc.	558	0.42%	(554)
Oshkosh Corp.	552	0.52%	(583)
National Instruments Corp.	544	0.25%	(775)
Emerson Electric Co.	494	0.41%	(1,878)
Masco Corp.	1,466	1.03%	(2,254)
Terex Corp.	1,388	0.34%	(4,166)
Total Industrial			64,314
Consumer, Cyclical
Cummins, Inc.	364	0.98%	17,968
Hanesbrands, Inc.	1,510	0.30%	9,377
Whirlpool Corp.	203	0.48%	9,264
Autoliv, Inc.	1,066	0.99%	8,699
Gentherm, Inc.	1,258	0.66%	3,791
Best Buy Company, Inc.	701	1.00%	1,914
Lear Corp.	291	0.41%	1,708
PulteGroup, Inc.	803	0.48%	1,581
PACCAR, Inc.	619	0.68%	860
Dolby Laboratories, Inc. — Class A	679	0.58%	265
General Motors Co.	864	0.33%	221
MSC Industrial Direct Company, Inc. — Class A	306	0.25%	26
Genuine Parts Co.	440	0.54%	(211)
Brunswick Corp.	410	0.31%	(221)
Gentex Corp.	3,241	1.07%	(1,475)
Mohawk Industries, Inc.	194	0.24%	(3,694)
Allison Transmission Holdings, Inc.	1,619	0.73%	(7,505)
Total Consumer, Cyclical			42,568
Consumer, Non-cyclical
Amgen, Inc.	308	1.00%	11,648
Kimberly-Clark Corp.	523	0.99%	11,057
Eli Lilly & Co.	296	0.56%	9,213
Rent-A-Center, Inc.	1,027	0.39%	8,820
McKesson Corp.	561	1.07%	8,527
United Rentals, Inc.	277	0.62%	7,913
Procter & Gamble Co.	502	0.89%	7,608
Jazz Pharmaceuticals plc	265	0.48%	6,693
Johnson & Johnson	523	1.00%	5,540
JM Smucker Co.	539	0.80%	4,992
Automatic Data Processing, Inc.	544	0.97%	3,246
General Mills, Inc.	1,321	1.04%	2,881
Colgate-Palmolive Co.	885	0.87%	2,794
Mondelez International, Inc. — Class A	583	0.43%	2,747
STERIS plc	112	0.25%	2,477
Kellogg Co.	1,019	0.84%	2,450
UnitedHealth Group, Inc.	145	0.58%	2,422
Monster Beverage Corp.	688	0.71%	2,353
Medtronic plc	184	0.24%	2,351
Alexion Pharmaceuticals, Inc.	169	0.25%	1,936
Pfizer, Inc.	921	0.43%	1,907
Merck & Company, Inc.	918	0.98%	1,674
Anthem, Inc.	76	0.26%	1,375
Molina Healthcare, Inc.	123	0.29%	1,366
Philip Morris International, Inc.	831	0.80%	1,281
DaVita, Inc.	428	0.47%	925

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CVS Health Corp.	439	0.33%	$920
Conagra Brands, Inc.	726	0.33%	842
Prestige Consumer Healthcare, Inc.	541	0.25%	763
Cigna Corp.	125	0.27%	763
Quanta Services, Inc.	633	0.43%	384
Constellation Brands, Inc. — Class A	134	0.33%	151
Church & Dwight Company, Inc.	437	0.52%	63
USANA Health Sciences, Inc.	253	0.24%	(273)
Bristol-Myers Squibb Co.	324	0.25%	(277)
Regeneron Pharmaceuticals, Inc.	36	0.26%	(531)
Hologic, Inc.	295	0.25%	(606)
United Therapeutics Corp.	360	0.47%	(819)
Campbell Soup Co.	1,481	0.92%	(1,026)
Post Holdings, Inc.	302	0.33%	(1,316)
Illumina, Inc.	69	0.27%	(1,616)
Euronet Worldwide, Inc.	216	0.25%	(1,857)
Tyson Foods, Inc. — Class A	721	0.55%	(1,873)
Biogen, Inc.	148	0.54%	(1,973)
Incyte Corp.	219	0.25%	(2,096)
Alkermes plc	1,099	0.23%	(2,298)
Hill-Rom Holdings, Inc.	231	0.25%	(2,337)
TreeHouse Foods, Inc.	762	0.40%	(2,792)
Kraft Heinz Co.	1,790	0.69%	(2,816)
Altria Group, Inc.	1,652	0.82%	(3,017)
Ionis Pharmaceuticals, Inc.	440	0.27%	(3,286)
Cardinal Health, Inc.	1,635	0.98%	(3,547)
Gilead Sciences, Inc.	670	0.54%	(5,036)
John B Sanfilippo & Son, Inc.	463	0.45%	(5,729)
Ingredion, Inc.	616	0.60%	(6,263)
Innoviva, Inc.	1,951	0.26%	(6,825)
Molson Coors Beverage Co. — Class B	2,525	1.09%	(21,962)
Total Consumer, Non-cyclical			39,911
Utilities
Public Service Enterprise Group, Inc.	1,454	1.02%	2,200
Ameren Corp.	448	0.45%	1,987
Consolidated Edison, Inc.	624	0.62%	1,868
WEC Energy Group, Inc.	605	0.75%	1,842
Dominion Energy, Inc.	667	0.67%	1,331
UGI Corp.	924	0.39%	645
CenterPoint Energy, Inc.	1,530	0.38%	492
NextEra Energy, Inc.	69	0.25%	77
Pinnacle West Capital Corp.	342	0.33%	(171)
Southern Co.	839	0.58%	(418)
OGE Energy Corp.	1,154	0.44%	(774)
Entergy Corp.	297	0.37%	(1,349)
Alliant Energy Corp.	576	0.38%	(1,871)
PPL Corp.	2,738	0.95%	(1,887)
IDACORP, Inc.	335	0.34%	(3,027)
Southwest Gas Holdings, Inc.	315	0.25%	(3,191)
Avista Corp.	561	0.25%	(3,584)
NiSource, Inc.	1,689	0.48%	(3,601)
NorthWestern Corp.	643	0.40%	(4,455)
National Fuel Gas Co.	691	0.36%	(4,984)
ONE Gas, Inc.	539	0.48%	(5,551)
Exelon Corp.	1,998	0.91%	(5,577)
Evergy, Inc.	1,519	0.99%	(10,409)
Portland General Electric Co.	1,048	0.48%	(11,003)
Total Utilities			(51,410)
Technology
QUALCOMM, Inc.	424	0.64%	15,079
Texas Instruments, Inc.	465	0.85%	7,597
Synaptics, Inc.	275	0.28%	5,711
Oracle Corp.	649	0.50%	5,043
CDK Global, Inc.	1,123	0.63%	4,964
HP, Inc.	1,018	0.25%	3,082
Cerner Corp.	1,210	1.12%	2,920
Applied Materials, Inc.	330	0.25%	1,837
KLA Corp.	237	0.59%	1,318
Cirrus Logic, Inc.	353	0.30%	1,263
NetApp, Inc.	1,323	0.74%	1,189
Microchip Technology, Inc.	257	0.34%	836
Microsoft Corp.	94	0.25%	567
SS&C Technologies Holdings, Inc.	1,256	0.97%	(265)
Teradata Corp.	865	0.25%	(826)
Zebra Technologies Corp. — Class A	175	0.57%	(1,085)
Kulicke & Soffa Industries, Inc.	822	0.24%	(1,773)
Seagate Technology plc	1,297	0.82%	(1,989)
International Business Machines Corp.	791	1.23%	(2,804)
Intel Corp.	1,138	0.75%	(5,714)
Total Technology			36,950
Communications
Verizon Communications, Inc.	1,605	1.22%	6,687
Alphabet, Inc. — Class C	17	0.32%	5,763
Comcast Corp. — Class A	553	0.33%	4,608
T-Mobile US, Inc.	575	0.84%	2,334
eBay, Inc.	652	0.43%	554
VeriSign, Inc.	156	0.41%	506
Motorola Solutions, Inc.	245	0.49%	366
AT&T, Inc.	1,172	0.43%	(1,277)
Yelp, Inc. — Class A	793	0.20%	(1,331)
Viavi Solutions, Inc.	6,499	0.98%	(1,782)
Sirius XM Holdings, Inc.	4,209	0.29%	(2,981)
Juniper Networks, Inc.	3,011	0.83%	(3,426)
Ciena Corp.	765	0.39%	(4,972)
Cisco Systems, Inc.	2,143	1.08%	(6,008)
Omnicom Group, Inc.	1,162	0.74%	(14,606)
Total Communications			(15,565)
Basic Materials
Domtar Corp.	711	0.24%	(1,504)
Total MS Long/Short Equity Long Custom Basket			$49,797

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	1,139	(0.75)%	$11,374
Valley National Bancorp	2,843	(0.39)%	10,392
Acadia Realty Trust	1,921	(0.42)%	8,844
Kilroy Realty Corp.	786	(0.86)%	8,121
Realty Income Corp.	1,085	(1.38)%	7,030
First Midwest Bancorp, Inc.	1,869	(0.42)%	6,369
JBG SMITH Properties	1,338	(0.75)%	6,242
Brookline Bancorp, Inc.	3,380	(0.61)%	5,210
Fulton Financial Corp.	2,756	(0.54)%	4,961
Southside Bancshares, Inc.	1,057	(0.54)%	4,332
First Financial Bankshares, Inc.	1,132	(0.66)%	3,797
Agree Realty Corp.	1,507	(2.01)%	3,054
Global Net Lease, Inc.	1,710	(0.57)%	2,972
Medical Properties Trust, Inc.	2,319	(0.86)%	2,970
Alleghany Corp.	138	(1.51)%	2,424
Loews Corp.	778	(0.57)%	1,777
Americold Realty Trust	810	(0.61)%	1,557
TFS Financial Corp.	1,565	(0.48)%	1,439
Healthpeak Properties, Inc.	1,105	(0.63)%	1,143
CyrusOne, Inc.	399	(0.59)%	991
QTS Realty Trust, Inc. — Class A	504	(0.67)%	613
Rayonier, Inc.	934	(0.52)%	(398)
American Tower Corp. — Class A	80	(0.41)%	(584)
Alexandria Real Estate Equities, Inc.	298	(1.00)%	(937)
Healthcare Trust of America, Inc. — Class A	1,505	(0.82)%	(1,089)
James River Group Holdings Ltd.	646	(0.60)%	(1,274)
Prologis, Inc.	453	(0.96)%	(1,828)
EastGroup Properties, Inc.	287	(0.78)%	(2,303)
STAG Industrial, Inc.	819	(0.52)%	(2,478)
Crown Castle International Corp.	208	(0.73)%	(3,021)
First Republic Bank	425	(0.97)%	(3,044)
Sun Communities, Inc.	337	(1.00)%	(3,383)
SBA Communications Corp.	62	(0.41)%	(3,517)
Equinix, Inc.	43	(0.69)%	(5,358)
Terreno Realty Corp.	813	(0.94)%	(6,540)
Goldman Sachs Group, Inc.	606	(2.56)%	(6,754)
Rexford Industrial Realty, Inc.	1,440	(1.38)%	(9,794)
Total Financial			43,310
Basic Materials
Balchem Corp.	706	(1.45)%	4,844
Ashland Global Holdings, Inc.	590	(0.88)%	462
Axalta Coating Systems Ltd.	836	(0.39)%	110
United States Steel Corp.	4,318	(0.67)%	(187)
Nucor Corp.	821	(0.77)%	(463)
Ecolab, Inc.	96	(0.40)%	(543)
Newmont Corp.	412	(0.55)%	(833)
PPG Industries, Inc.	213	(0.55)%	(1,957)
Celanese Corp. — Class A	405	(0.91)%	(2,765)
Linde plc	349	(1.75)%	(8,040)
RPM International, Inc.	903	(1.57)%	(9,113)
Albemarle Corp.	538	(1.01)%	(9,455)
Quaker Chemical Corp.	369	(1.39)%	(9,669)
Freeport-McMoRan, Inc.	2,164	(0.71)%	(12,295)
Air Products & Chemicals, Inc.	285	(1.78)%	(15,308)
Total Basic Materials			(65,212)
Technology
Appfolio, Inc. — Class A	90	(0.27)%	682
Varonis Systems, Inc.	258	(0.63)%	(112)
Tyler Technologies, Inc.	47	(0.34)%	(188)
Atlassian Corporation plc — Class A	88	(0.34)%	(585)
Smartsheet, Inc. — Class A	260	(0.27)%	(674)
Pegasystems, Inc.	225	(0.57)%	(729)
Splunk, Inc.	152	(0.60)%	(1,182)
Workiva, Inc.	224	(0.26)%	(1,520)
Coupa Software, Inc.	48	(0.28)%	(2,155)
Fiserv, Inc.	730	(1.58)%	(2,580)
Veeva Systems, Inc. — Class A	47	(0.28)%	(2,601)
NVIDIA Corp.	38	(0.43)%	(2,807)
HubSpot, Inc.	66	(0.41)%	(5,514)
Zscaler, Inc.	115	(0.34)%	(5,995)
Fidelity National Information Services, Inc.	523	(1.62)%	(8,096)
salesforce.com, Inc.	195	(1.03)%	(9,667)
Total Technology			(43,723)
Industrial
Exponent, Inc.	670	(1.01)%	3,205
US Ecology, Inc.	596	(0.41)%	2,895
TransDigm Group, Inc.	52	(0.52)%	1,035
AptarGroup, Inc.	273	(0.65)%	600
Ingersoll Rand, Inc.	704	(0.53)%	(111)
Waste Management, Inc.	318	(0.76)%	(124)
ESCO Technologies, Inc.	284	(0.48)%	(441)
HEICO Corp.	179	(0.39)%	(804)
Crown Holdings, Inc.	317	(0.51)%	(1,862)
Silgan Holdings, Inc.	540	(0.42)%	(2,032)
Martin Marietta Materials, Inc.	131	(0.65)%	(3,684)
Eagle Materials, Inc.	412	(0.75)%	(4,862)
Casella Waste Systems, Inc. — Class A	804	(0.94)%	(5,756)
Vulcan Materials Co.	311	(0.89)%	(6,436)
Tetra Tech, Inc.	557	(1.12)%	(6,624)
Ball Corp.	607	(1.06)%	(8,013)
Total Industrial			(33,014)
Consumer, Non-cyclical
IHS Markit Ltd.	676	(1.11)%	1,575
Equifax, Inc.	413	(1.36)%	1,344
DexCom, Inc.	33	(0.29)%	709

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
WD-40 Co.	100	(0.40)%	$494
Cooper Companies, Inc.	109	(0.77)%	(153)
CoStar Group, Inc.	47	(0.84)%	(759)
Rollins, Inc.	780	(0.89)%	(1,283)
Estee Lauder Companies, Inc. — Class A	91	(0.42)%	(1,678)
Avalara, Inc.	127	(0.34)%	(2,985)
Avery Dennison Corp.	204	(0.55)%	(3,505)
Global Payments, Inc.	427	(1.59)%	(5,237)
Verisk Analytics, Inc. — Class A	424	(1.65)%	(5,241)
PayPal Holdings, Inc.	160	(0.66)%	(7,660)
Total Consumer, Non-cyclical			(24,379)
Consumer, Cyclical
JetBlue Airways Corp.	2,160	(0.51)%	896
Five Below, Inc.	149	(0.40)%	319
Hilton Worldwide Holdings, Inc.	372	(0.67)%	72
Steven Madden Ltd.	1	0.00%	10
Delta Air Lines, Inc.	831	(0.53)%	(252)
Planet Fitness, Inc. — Class A	213	(0.28)%	(334)
TJX Companies, Inc.	845	(0.99)%	(383)
Live Nation Entertainment, Inc.	599	(0.68)%	(1,116)
Ross Stores, Inc.	570	(1.12)%	(2,066)
Southwest Airlines Co.	660	(0.52)%	(3,036)
Burlington Stores, Inc.	190	(0.82)%	(3,367)
Copart, Inc.	484	(1.07)%	(3,732)
Scotts Miracle-Gro Co. — Class A	206	(0.66)%	(5,082)
Starbucks Corp.	770	(1.39)%	(7,428)
NIKE, Inc. — Class B	360	(0.95)%	(9,061)
Total Consumer, Cyclical			(34,560)
Energy
Phillips 66	1,156	(1.26)%	11,978
National Oilwell Varco, Inc.	2,557	(0.49)%	6,640
Concho Resources, Inc.	557	(0.52)%	3,522
Devon Energy Corp.	6,270	(1.25)%	3,509
Hess Corp.	871	(0.75)%	3,437
Schlumberger Ltd.	1,705	(0.56)%	2,430
EOG Resources, Inc.	1,171	(0.88)%	1,967
Williams Companies, Inc.	1,351	(0.56)%	1,152
ConocoPhillips	1,105	(0.76)%	631
Parsley Energy, Inc. — Class A	2,673	(0.53)%	(376)
Total Energy			34,890
Communications
Zendesk, Inc.	283	(0.61)%	(605)
Snap, Inc. — Class A	988	(0.54)%	(731)
Okta, Inc.	76	(0.34)%	(3,620)
Q2 Holdings, Inc.	328	(0.63)%	(4,304)
Liberty Broadband Corp. — Class C	572	(1.72)%	(4,540)
Anaplan, Inc.	309	(0.41)%	(6,505)
Total Communications			(20,305)
Utilities
California Water Service Group	891	(0.81)%	4,987
American States Water Co.	176	(0.28)%	2,988
American Water Works Company, Inc.	136	(0.41)%	(1,297)
Total Utilities			6,678
Total MS Long/Short Equity Short Custom Basket			$(136,315)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	17	0.30%	$5,751
Comcast Corp. — Class A	553	0.33%	4,604
Verizon Communications, Inc.	1,605	1.22%	4,283
T-Mobile US, Inc.	575	0.84%	2,379
VeriSign, Inc.	156	0.41%	532
eBay, Inc.	652	0.43%	457
Motorola Solutions, Inc.	245	0.49%	437
Yelp, Inc. — Class A	793	0.20%	(1,189)
Viavi Solutions, Inc.	6,499	0.98%	(2,262)
Sirius XM Holdings, Inc.	4,209	0.29%	(3,012)
Juniper Networks, Inc.	3,011	0.83%	(3,329)
AT&T, Inc.	1,172	0.43%	(4,219)
Ciena Corp.	765	0.39%	(4,937)
Cisco Systems, Inc.	2,143	1.08%	(6,006)
Omnicom Group, Inc.	1,162	0.74%	(16,531)
Total Communications			(23,042)
Industrial
Caterpillar, Inc.	558	1.07%	13,536
Snap-on, Inc.	460	0.87%	9,979
Owens Corning	403	0.36%	7,696
TE Connectivity Ltd.	637	0.80%	6,453
Westrock Co.	557	0.25%	5,386
Regal Beloit Corp.	290	0.35%	5,223
Schneider National, Inc. — Class B	929	0.29%	5,075
AGCO Corp.	644	0.61%	3,654
Timken Co.	590	0.41%	3,430
Lincoln Electric Holdings, Inc.	451	0.53%	3,076
Garmin Ltd.	322	0.39%	2,981
Eaton Corporation plc	259	0.34%	2,264
Illinois Tool Works, Inc.	193	0.48%	1,717
A O Smith Corp.	353	0.24%	1,466
Arrow Electronics, Inc.	238	0.24%	1,380
Hubbell, Inc.	607	1.06%	798
Acuity Brands, Inc.	244	0.32%	721
Agilent Technologies, Inc.	193	0.25%	602
Lennox International, Inc.	72	0.25%	478
Allegion plc	196	0.25%	381
Waters Corp.	263	0.66%	227
Trane Technologies plc	159	0.25%	108
Dover Corp.	187	0.26%	(3)
Pentair plc	437	0.26%	(8)
Lockheed Martin Corp.	80	0.39%	(149)
Energizer Holdings, Inc.	641	0.32%	(270)
ITT, Inc.	558	0.42%	(513)
Vishay Intertechnology, Inc.	2,986	0.60%	(619)
National Instruments Corp.	544	0.25%	(765)
Oshkosh Corp.	552	0.52%	(1,811)
Emerson Electric Co.	494	0.41%	(1,927)
Masco Corp.	1,466	1.03%	(2,262)
Terex Corp.	1,388	0.34%	(4,154)
Total Industrial			64,150
Consumer, Cyclical
Cummins, Inc.	364	0.98%	17,903
Hanesbrands, Inc.	1,510	0.30%	9,350
Whirlpool Corp.	203	0.48%	9,280
Autoliv, Inc.	1,066	0.99%	8,724
Gentherm, Inc.	1,258	0.66%	3,839
Best Buy Company, Inc.	701	1.00%	1,830
Lear Corp.	291	0.41%	1,674
PulteGroup, Inc.	803	0.48%	1,586
PACCAR, Inc.	619	0.68%	809
Dolby Laboratories, Inc. — Class A	679	0.58%	283
General Motors Co.	864	0.33%	176
MSC Industrial Direct Company, Inc. — Class A	306	0.25%	24
Genuine Parts Co.	440	0.54%	(150)
Brunswick Corp.	410	0.31%	(185)
Gentex Corp.	3,241	1.07%	(1,490)
Mohawk Industries, Inc.	194	0.24%	(3,684)
Allison Transmission Holdings, Inc.	1,619	0.73%	(7,269)
Total Consumer, Cyclical			42,700
Financial
Waddell & Reed Financial, Inc. — Class A	1,568	0.30%	3,414
CBRE Group, Inc. — Class A	725	0.44%	2,090
Synchrony Financial	771	0.26%	1,094
PNC Financial Services Group, Inc.	179	0.25%	830
Western Union Co.	2,130	0.58%	422
Aflac, Inc.	796	0.37%	100
Berkshire Hathaway, Inc. — Class B	149	0.41%	61
JPMorgan Chase & Co.	270	0.33%	(395)
Ameriprise Financial, Inc.	191	0.38%	(631)
Bank of America Corp.	794	0.24%	(1,757)
M&T Bank Corp.	167	0.20%	(2,030)
Hartford Financial Services Group, Inc.	1,017	0.48%	(2,927)
Travelers Companies, Inc.	400	0.55%	(3,654)
Allstate Corp.	1,004	1.21%	(4,258)
MetLife, Inc.	2,542	1.21%	(4,966)
Kennedy-Wilson Holdings, Inc.	2,594	0.48%	(6,354)
Piedmont Office Realty Trust, Inc. — Class A	3,069	0.53%	(8,312)
Boston Properties, Inc.	747	0.77%	(11,629)
Highwoods Properties, Inc.	1,807	0.78%	(12,154)
Equity Residential	1,538	1.01%	(14,782)
Total Financial			(65,838)
Utilities
Public Service Enterprise Group, Inc.	1,454	1.02%	2,187
Ameren Corp.	448	0.45%	2,001
WEC Energy Group, Inc.	605	0.75%	1,838
Consolidated Edison, Inc.	624	0.62%	1,830
Dominion Energy, Inc.	667	0.67%	1,353
UGI Corp.	924	0.39%	648
CenterPoint Energy, Inc.	1,530	0.38%	497
NextEra Energy, Inc.	69	0.25%	97
Pinnacle West Capital Corp.	342	0.33%	(268)
Southern Co.	839	0.58%	(599)
OGE Energy Corp.	1,154	0.44%	(798)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Entergy Corp.	297	0.37%	$(1,389)
PPL Corp.	2,738	0.95%	(1,411)
Alliant Energy Corp.	576	0.38%	(1,900)
IDACORP, Inc.	335	0.34%	(3,049)
Southwest Gas Holdings, Inc.	315	0.25%	(3,146)
Avista Corp.	561	0.25%	(3,551)
NiSource, Inc.	1,689	0.48%	(3,599)
National Fuel Gas Co.	691	0.36%	(4,309)
NorthWestern Corp.	643	0.40%	(4,432)
ONE Gas, Inc.	539	0.48%	(5,458)
Exelon Corp.	1,998	0.91%	(6,250)
Evergy, Inc.	1,519	0.99%	(10,428)
Portland General Electric Co.	1,048	0.48%	(14,487)
Total Utilities			(54,623)
Consumer, Non-cyclical
Amgen, Inc.	308	1.00%	12,894
Eli Lilly & Co.	296	0.56%	9,058
Rent-A-Center, Inc.	1,027	0.39%	8,838
United Rentals, Inc.	277	0.62%	7,891
Procter & Gamble Co.	502	0.89%	7,629
Jazz Pharmaceuticals plc	265	0.48%	6,779
Kimberly-Clark Corp.	523	0.99%	5,355
Johnson & Johnson	523	1.00%	5,072
McKesson Corp.	561	1.07%	4,435
JM Smucker Co.	539	0.80%	4,410
Automatic Data Processing, Inc.	544	0.97%	3,286
Mondelez International, Inc. — Class A	583	0.43%	2,720
Colgate-Palmolive Co.	885	0.87%	2,687
STERIS plc	112	0.25%	2,501
UnitedHealth Group, Inc.	145	0.58%	2,421
Monster Beverage Corp.	688	0.71%	2,378
General Mills, Inc.	1,321	1.04%	2,280
Medtronic plc	184	0.24%	2,247
Kellogg Co.	1,019	0.84%	2,245
Alexion Pharmaceuticals, Inc.	169	0.25%	1,955
Merck & Company, Inc.	918	0.98%	1,633
Anthem, Inc.	76	0.26%	1,398
Molina Healthcare, Inc.	123	0.29%	1,326
DaVita, Inc.	428	0.47%	972
Cigna Corp.	125	0.27%	886
Conagra Brands, Inc.	726	0.33%	851
Prestige Consumer Healthcare, Inc.	541	0.25%	742
CVS Health Corp.	439	0.33%	633
Quanta Services, Inc.	633	0.43%	305
Constellation Brands, Inc. — Class A	134	0.33%	175
Church & Dwight Company, Inc.	437	0.52%	77
Pfizer, Inc.	921	0.43%	(149)
Philip Morris International, Inc.	831	0.80%	(192)
Bristol-Myers Squibb Co.	324	0.25%	(212)
Regeneron Pharmaceuticals, Inc.	36	0.26%	(230)
USANA Health Sciences, Inc.	253	0.24%	(291)
Hologic, Inc.	295	0.25%	(489)
United Therapeutics Corp.	360	0.47%	(840)
Campbell Soup Co.	1,481	0.92%	(1,055)
Post Holdings, Inc.	302	0.33%	(1,373)
Cardinal Health, Inc.	1,635	0.98%	(1,528)
Euronet Worldwide, Inc.	216	0.25%	(1,867)
Biogen, Inc.	148	0.54%	(1,881)
Illumina, Inc.	69	0.27%	(1,895)
Tyson Foods, Inc. — Class A	721	0.55%	(1,956)
Incyte Corp.	219	0.25%	(2,120)
Alkermes plc	1,099	0.23%	(2,286)
Hill-Rom Holdings, Inc.	231	0.25%	(2,312)
TreeHouse Foods, Inc.	762	0.40%	(2,793)
Kraft Heinz Co.	1,790	0.69%	(2,891)
Altria Group, Inc.	1,652	0.82%	(3,085)
Ionis Pharmaceuticals, Inc.	440	0.27%	(3,250)
Ingredion, Inc.	616	0.60%	(4,392)
Gilead Sciences, Inc.	670	0.54%	(5,249)
John B Sanfilippo & Son, Inc.	463	0.45%	(5,639)
Innoviva, Inc.	1,951	0.26%	(5,790)
Molson Coors Beverage Co. — Class B	2,525	1.09%	(21,443)
Total Consumer, Non-cyclical			30,871
Technology
QUALCOMM, Inc.	424	0.64%	15,046
Texas Instruments, Inc.	465	0.85%	7,518
Synaptics, Inc.	275	0.28%	5,816
CDK Global, Inc.	1,123	0.63%	4,986
Oracle Corp.	649	0.50%	3,654
HP, Inc.	1,018	0.25%	3,112
Cerner Corp.	1,210	1.12%	2,895
Applied Materials, Inc.	330	0.25%	1,859
Cirrus Logic, Inc.	353	0.30%	1,343
KLA Corp.	237	0.59%	1,257
NetApp, Inc.	1,323	0.74%	1,213
Microchip Technology, Inc.	257	0.34%	845
Microsoft Corp.	94	0.25%	576
SS&C Technologies Holdings, Inc.	1,256	0.97%	(271)
Teradata Corp.	865	0.25%	(748)
Zebra Technologies Corp. — Class A	175	0.57%	(1,166)
Kulicke & Soffa Industries, Inc.	822	0.24%	(1,701)
Seagate Technology plc	1,297	0.82%	(1,989)
International Business Machines Corp.	791	1.23%	(3,015)
Intel Corp.	1,138	0.75%	(5,685)
Total Technology			35,545
Basic Materials
Domtar Corp.	711	0.24%	(1,052)
Total GS Long/Short Equity Long Custom Basket			$28,711

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	1,139	(0.80)%	$11,585
Acadia Realty Trust	1,921	(0.44)%	8,763
Valley National Bancorp	2,843	(0.42)%	8,444
Kilroy Realty Corp.	786	(0.88)%	8,041
First Midwest Bancorp, Inc.	1,869	(0.43)%	7,355
Realty Income Corp.	1,085	(1.42)%	6,476
JBG SMITH Properties	1,338	(0.77)%	6,246
Brookline Bancorp, Inc.	3,380	(0.63)%	5,188
Fulton Financial Corp.	2,756	(0.55)%	4,838
Southside Bancshares, Inc.	1,057	(0.56)%	4,230
First Financial Bankshares, Inc.	1,132	(0.68)%	3,758
Medical Properties Trust, Inc.	2,319	(0.88)%	2,941
Global Net Lease, Inc.	1,710	(0.59)%	2,941
Agree Realty Corp.	1,507	(2.07)%	2,798
Alleghany Corp.	138	(1.55)%	2,663
Loews Corp.	778	(0.58)%	1,684
TFS Financial Corp.	1,565	(0.50)%	1,399
Healthpeak Properties, Inc.	1,105	(0.65)%	1,077
CyrusOne, Inc.	399	(0.60)%	899
Americold Realty Trust	666	(0.51)%	234
Rayonier, Inc.	934	(0.53)%	(362)
American Tower Corp. — Class A	80	(0.42)%	(577)
Alexandria Real Estate Equities, Inc.	298	(1.03)%	(901)
Healthcare Trust of America, Inc. — Class A	1,505	(0.84)%	(1,148)
James River Group Holdings Ltd.	646	(0.62)%	(1,283)
QTS Realty Trust, Inc. — Class A	504	(0.69)%	(1,639)
Prologis, Inc.	453	(0.98)%	(1,734)
EastGroup Properties, Inc.	287	(0.80)%	(2,042)
STAG Industrial, Inc.	819	(0.54)%	(2,565)
Crown Castle International Corp.	208	(0.75)%	(2,771)
First Republic Bank	425	(1.00)%	(2,918)
Sun Communities, Inc.	337	(1.02)%	(3,005)
SBA Communications Corp.	62	(0.43)%	(3,433)
Terreno Realty Corp.	813	(0.96)%	(3,980)
Equinix, Inc.	43	(0.71)%	(4,766)
Rexford Industrial Realty, Inc.	1,440	(1.42)%	(6,742)
Total Financial			51,694
Utilities
California Water Service Group	891	(0.84)%	4,977
American States Water Co.	176	(0.28)%	2,988
American Water Works Company, Inc.	136	(0.43)%	(1,342)
Total Utilities			6,623
Communications
Snap, Inc. — Class A	988	(0.56)%	(435)
Zendesk, Inc.	283	(0.63)%	(538)
Okta, Inc.	76	(0.35)%	(3,446)
Q2 Holdings, Inc.	328	(0.65)%	(3,840)
Liberty Broadband Corp. — Class C	572	(1.76)%	(4,538)
Anaplan, Inc.	309	(0.42)%	(6,552)
Total Communications			(19,349)
Industrial
Exponent, Inc.	670	(1.04)%	3,199
US Ecology, Inc.	596	(0.42)%	2,882
TransDigm Group, Inc.	52	(0.53)%	1,163
AptarGroup, Inc.	273	(0.67)%	615
Ingersoll Rand, Inc.	704	(0.54)%	(71)
Waste Management, Inc.	318	(0.78)%	(88)
ESCO Technologies, Inc.	284	(0.49)%	(432)
HEICO Corp.	179	(0.40)%	(711)
Crown Holdings, Inc.	317	(0.53)%	(1,869)
Silgan Holdings, Inc.	540	(0.43)%	(2,051)
Martin Marietta Materials, Inc.	131	(0.67)%	(3,640)
Eagle Materials, Inc.	412	(0.77)%	(4,851)
Casella Waste Systems, Inc. — Class A	804	(0.97)%	(5,817)
Vulcan Materials Co.	311	(0.91)%	(6,364)
Tetra Tech, Inc.	557	(1.15)%	(6,710)
Ball Corp.	607	(1.09)%	(7,649)
Total Industrial			(32,394)
Consumer, Cyclical
JetBlue Airways Corp.	2,160	(0.53)%	986
Five Below, Inc.	149	(0.41)%	327
Hilton Worldwide Holdings, Inc.	372	(0.68)%	133
Delta Air Lines, Inc.	831	(0.55)%	(159)
Planet Fitness, Inc. — Class A	213	(0.28)%	(329)
TJX Companies, Inc.	845	(1.01)%	(365)
Live Nation Entertainment, Inc.	599	(0.70)%	(1,060)
Ross Stores, Inc.	570	(1.15)%	(2,001)
Southwest Airlines Co.	660	(0.53)%	(3,022)
Burlington Stores, Inc.	190	(0.84)%	(3,575)
Copart, Inc.	484	(1.10)%	(3,785)
Scotts Miracle-Gro Co. — Class A	206	(0.68)%	(5,045)
Starbucks Corp.	770	(1.43)%	(7,472)
NIKE, Inc. — Class B	360	(0.98)%	(9,087)
Total Consumer, Cyclical			(34,454)
Basic Materials
Ashland Global Holdings, Inc.	590	(0.90)%	729
Axalta Coating Systems Ltd.	836	(0.40)%	176
United States Steel Corp.	4,318	(0.68)%	(208)
Ecolab, Inc.	96	(0.41)%	(488)
Nucor Corp.	821	(0.79)%	(492)
Balchem Corp.	706	(1.49)%	(760)
Newmont Corp.	412	(0.56)%	(814)
PPG Industries, Inc.	213	(0.56)%	(1,451)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Celanese Corp. — Class A	405	(0.94)%	$(2,718)
Linde plc	349	(1.79)%	(7,877)
Albemarle Corp.	538	(1.04)%	(9,549)
Quaker Chemical Corp.	369	(1.43)%	(9,642)
RPM International, Inc.	903	(1.61)%	(10,819)
Freeport-McMoRan, Inc.	2,164	(0.73)%	(12,324)
Air Products & Chemicals, Inc.	285	(1.83)%	(15,358)
Total Basic Materials			(71,595)
Energy
Phillips 66	1,156	(1.29)%	11,868
National Oilwell Varco, Inc.	2,557	(0.50)%	6,623
Devon Energy Corp.	6,270	(1.28)%	3,643
Concho Resources, Inc.	557	(0.53)%	3,555
Hess Corp.	871	(0.77)%	3,432
Schlumberger Ltd.	1,705	(0.57)%	2,411
EOG Resources, Inc.	1,171	(0.91)%	1,983
Williams Companies, Inc.	1,351	(0.57)%	1,138
ConocoPhillips	1,105	(0.78)%	616
Parsley Energy, Inc. — Class A	2,673	(0.54)%	(358)
Total Energy			34,911
Technology
Appfolio, Inc. — Class A	90	(0.28)%	681
Varonis Systems, Inc.	258	(0.64)%	(7)
Tyler Technologies, Inc.	47	(0.35)%	(182)
Atlassian Corporation plc — Class A	88	(0.35)%	(643)
Smartsheet, Inc. — Class A	260	(0.28)%	(676)
Pegasystems, Inc.	225	(0.59)%	(727)
Splunk, Inc.	152	(0.62)%	(1,179)
Workiva, Inc.	224	(0.27)%	(1,525)
Coupa Software, Inc.	48	(0.28)%	(2,144)
Veeva Systems, Inc. — Class A	47	(0.29)%	(2,630)
Fiserv, Inc.	730	(1.62)%	(2,659)
NVIDIA Corp.	38	(0.44)%	(2,891)
HubSpot, Inc.	66	(0.42)%	(5,246)
Zscaler, Inc.	115	(0.35)%	(5,988)
Fidelity National Information Services, Inc.	523	(1.66)%	(8,073)
salesforce.com, Inc.	195	(1.06)%	(9,833)
Total Technology			(43,722)
Consumer, Non-cyclical
IHS Markit Ltd.	676	(1.15)%	1,542
Equifax, Inc.	413	(1.40)%	1,409
DexCom, Inc.	33	(0.29)%	556
WD-40 Co.	100	(0.41)%	482
Cooper Companies, Inc.	109	(0.79)%	15
CoStar Group, Inc.	47	(0.86)%	(827)
Rollins, Inc.	779	(0.91)%	(1,150)
Estee Lauder Companies, Inc. — Class A	91	(0.43)%	(1,683)
Avalara, Inc.	127	(0.35)%	(2,395)
Avery Dennison Corp.	204	(0.56)%	(3,537)
Verisk Analytics, Inc. — Class A	424	(1.70)%	(5,249)
Global Payments, Inc.	427	(1.64)%	(5,257)
PayPal Holdings, Inc.	160	(0.68)%	(7,569)
Total Consumer, Non-cyclical			$(23,663)
Total GS Long/Short Equity Short Custom Basket			$(131,949)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2020.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2020.
[6]	Repurchase Agreements — See Note 4.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

 See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2020

The following table summarizes the inputs used to value the Fund's investments at September 30, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,435,725	$—	$—		$17,435,725
Rights	13,889	—	—	*	13,889
Mutual Funds	11,804,312	—	—		11,804,312
Closed-End Funds	4,662,944	—	—		4,662,944
U.S. Treasury Bills	—	4,986,937	—		4,986,937
Repurchase Agreements	—	9,226,656	—		9,226,656
Interest Rate Futures Contracts**	66,546	21,122			87,668
Equity Futures Contracts**	154,919	19,329	—		174,248
Commodity Futures Contracts**	180,009	—	—		180,009
Currency Futures Contracts**	226,563	—	—		226,563
Equity Custom Basket Swap Agreements**	—	605,177	—		605,177
Total Assets	$34,544,907	$14,859,221	$—		$49,404,128

Investments in Securities (Liabilities)
Common Stocks	$6,435,093	$—	$—	$6,435,093
Exchange-Traded Funds	5,020,455	—	—	5,020,455
Interest Rate Futures Contracts**	318	2,845	—	3,163
Equity Futures Contracts**	14,144	1,417	—	15,561
Commodity Futures Contracts**	281,820	—	—	281,820
Currency Futures Contracts**	181,977	—	—	181,977
Equity Custom Basket Swap Agreements**	—	268,264	—	268,264
Total Liabilities	$11,933,807	$272,526	$—	$12,206,333

*	Security has a market value of $0.

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended September 30, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Shares 09/30/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,129,718	$2,476,355	$(2,310,000)	$(54,253)	$58,255	$4,300,075	172,210	$41,587
Guggenheim Strategy Fund III	2,052,661	113,953	(1,320,000)	(35,614)	27,746	838,746	33,456	14,054
Guggenheim Ultra Short Duration Fund — Institutional Class	$5,376,078	$7,129,600	$(5,900,000)	$15,478	$44,335	$6,665,491	667,885	$54,851
	$11,558,457	$9,719,908	$(9,530,000)	$(74,389)	$130,336	$11,804,312		$110,492

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fun	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2020, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.25%
Due 10/01/20	$141,998,853	$141,999,090	10/31/24	$132,688,300	$144,838,915

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
0.06%			0.63%
Due 10/01/20	59,103,876	59,103,974	01/15/26	36,745,360	40,558,260
			U.S. Treasury Floating Rate Note
			0.40%
			10/31/21	19,653,100	19,727,799
				56,398,460	60,286,059

Barclays Capital, Inc.			U.S. Treasury Bond
0.06%			1.13%
Due 10/01/20	53,784,527	53,784,616	08/15/40	55,927,400	54,860,263

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' consolidated financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$2,477,601	$-	$(1,114,739)	$(1,114,739)
Managed Futures Strategy Fund	26,841,450	129,936	(524,438)	(394,502)
Multi-Hedge Strategies Fund	37,012,631	2,319,214	(2,134,050)	185,164

Note 6 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.